SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2020	1,659,767	15.26
Granted	1,105,640	22.80
Vested	(736,542)	14.85
Forfeited	(140,112)	16.07
Unvested at December 31, 2020	1,888,753	19.78